SUBSEQUENT EVENT (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 01, 2020	Aug. 04, 2020	Aug. 05, 2020
Subsequent Event [Line Items]
Distribution of aggregate amount as per court approval		$ 10,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution of aggregate amount as per court approval	$ 4,576
Dividends Payable, Amount Per Share			$ 14